Summary of Major Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Major Accounting Policies [Abstract]
Minimum percentage of investments in affiliated companies accounted for using the equity method (in hundredths)	20.00%
Maximum percentage of investments in affiliated companies accounted for using the equity method (in hundredths)	50.00%
Percentage of revenue recognized under the accounting rules for construction-type and production-type contracts (in hundredths)	26.00%	36.00%	28.00%
Percentage of inventories carried on the LIFO method (in hundredths)	55.00%	46.00%
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Assets, Useful Life, Minimum (in years)	5
Finite-Lived Intangible Assets, Useful Life, Maximum (in years)	20
Foreign currency transactions gain (loss)	$ (10.9)	$ 11.9	$ (19.4)
Buildings and leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (in years)	10
Estimated useful life, maximum (in years)	40
Machinery, equipment and tooling [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (in years)	3
Estimated useful life, maximum (in years)	18
Office furniture, software and other [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (in years)	3
Estimated useful life, maximum (in years)	10